Property, Equipment and Software, Net - Schedule of allocation of depreciation and amortization of property and equipment (Details) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 15, 2020	Jan. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Successor	Successor	Successor	Successor	Successor
Depreciation and amortization of property and equipment in	$ 368					$ 23,901	$ 18,665
Property And Equipment [Member]
Depreciation and amortization of property and equipment in	301					12,270	9,303
Property And Equipment [Member] | Cost of Sales [Member]
Depreciation	498					15,956	11,670
Property And Equipment [Member] | General and Administrative Expense [Member]
Depreciation	3					136	72
Construction in Progress [Member] | Cost of Sales [Member]
Amortization	$ 200					3,970	$ 2,439
Software [Member] | General and Administrative Expense [Member]
Amortization						$ 148